Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 7, 2015

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 29, 2014 (as revised December 22, 2014)

Disclosure Relating to AllianzGI Opportunity Fund

As of March 9, 2015, AllianzGI Opportunity Fund merged into AllianzGI Small-Cap Blend Fund. Accordingly, all references to AllianzGI Opportunity Fund are hereby removed from the Prospectus.

Disclosure Relating to AllianzGI Small-Cap Blend Fund

Within the Fund Summary relating to AllianzGI Small-Cap Blend Fund (for purposes of this paragraph only, the “Fund”), the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class P	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.05%	0.25%	0.01%	0.01%	1.32%	(0.06)%	1.26%
Class C	1.05	1.00	0.01	0.01	2.07	(0.06)	2.01
Institutional	0.95	None	0.01	0.01	0.97	(0.06)	0.91
Class P	1.05	None	0.01	0.01	1.07	(0.06)	1.01
Class D	1.05	0.25	0.01	0.01	1.32	(0.06)	1.26

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Other Expenses have been restated to reflect current fees.
(3)	Effective March 9, 2015, AGIFM has contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of its advisory fee (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.06% to 0.59%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the

Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$940	$1,228	$2,048	$671	$940	$1,228	$2,048
Class C	304	643	1,108	2,395	204	643	1,108	2,395
Institutional	93	303	530	1,184	93	303	530	1,184
Class P	103	334	584	1,300	103	334	584	1,300
Class D	128	412	718	1,585	128	412	718	1,585

Disclosure Relating to All Series

Within the Management of the Funds section, the table under the sub-section titled “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap and AllianzGI Technology(1) Funds	0.90%
AllianzGI Health Sciences Fund	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Income & Growth,(2) AllianzGI NFJ All-Cap Value and AllianzGI Small-Cap Blend(3) Funds	0.65%
AllianzGI NFJ International Value(4) and AllianzGI NFJ Mid-Cap Value Funds	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.56%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth, AllianzGI NFJ Dividend Value(6) and AllianzGI NFJ Large-Cap Value Funds	0.45%
AllianzGI International Managed Volatility Fund	0.40%
AllianzGI U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(2)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(3)	Effective March 9, 2015, the Adviser has contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.06% to 0.59%.
(4)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(5)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.

(6)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.

Within the Management of the Funds section, the sub-section titled “Administrative Fees – Expense Limitation Arrangements” is hereby deleted in its entirety.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 7, 2015

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 29, 2014 (as revised December 22, 2014)

Disclosure Relating to AllianzGI Opportunity Fund

As of March 9, 2015, AllianzGI Opportunity Fund merged into AllianzGI Small-Cap Blend Fund. Accordingly, all references to AllianzGI Opportunity Fund are hereby removed from the SAI.

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the sub-section titled “Investment Adviser – Advisory Agreement” is hereby revised in its entirety as follows:

Fund	Advisory Fee Rate
Emerging Markets Opportunities, Global Small-Cap and Technology(1)	0.90%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(2), Small-Cap Blend Fund(3) and NFJ All-Cap Value	0.65%
NFJ International Value(4), NFJ Mid-Cap Value and NFJ Small-Cap Value(5)	0.60%
Mid-Cap	0.47%
NFJ Dividend Value(6), NFJ Large-Cap Value and Focused Growth	0.45%
International Managed Volatility	0.40%
U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(2)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(3)	Effective March 9, 2015, the Adviser has contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.06% to 0.59%.
(4)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(5)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.
(6)	Effective November 1, 2014, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2013 through October 31, 2014.

Within the Management of the Trust section, the sub-section titled “Investment Adviser-Expense Limitation Agreement” is hereby deleted in its entirety.

Please retain this Supplement for future reference.